N-2 $ in Millions	6 Months Ended
Apr. 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001515940
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	KKR Income Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund seeks to generate a high level of current income, with a secondary objective of capital appreciation.
Risk Factors [Table Text Block]	Risk Considerations
The Fund invests mainly in leveraged loans, high yield securities, asset backed securities, common stocks and preferred stocks. These investments may involve certain risks, including, but not limited to, those described below:
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Market Discount Risk — The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which may increase the risk of loss.
Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	Credit Facility
In October 2019, the Fund entered into a credit agreement (the “State Street Credit Facility”) with State Street Bank and Trust Company (“State Street”). The State Street Credit Facility provides for loans to be made in U.S. dollars and certain foreign currencies to an aggregate amount of $160.0 million, with an “accordion” feature that allowed the Fund, under certain circumstances, to increase the size of the facility to a maximum of $225.0 million. On February 7, 2025, the State Street Credit Facility was amended to increase the size of the facility to $250.0 million. The Fund may reduce or terminate the commitments under the State Street Credit Facility with three business days’ notice. State Street is required to provide the Fund with 270 days’ notice prior to terminating the State Street Credit Facility.
The State Street Credit Facility bears interest on the Secured Overnight Financing Rate and a spread of 0.75% or 0.85%, increasing to 1.00% beginning February 7, 2025. An additional spread adjustment of 0.12%-0.33% is applied to borrowings denominated in the British pound. The Fund also pays a commitment fee on any unused commitment amounts between 0.15% and 0.25%, depending on utilization levels. The State Street Credit Facility contains certain covenants that require the maintenance of ratios throughout the borrowing period. As of April 30, 2025, the Fund was in compliance with the terms of the State Street Credit Facility. The carrying value of the State Street Credit Facility approximates fair value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the Fund’s credit facility for the six months ended April 30, 2025 were as follows (in thousands):

Stated interest expense	$3,502
Unused commitment fees	48
Amortization of deferred financing costs	5
Total interest expense	$3,555
Weighted average interest rate	4.48%
Average borrowings	$157,646

Other Securities [Table Text Block]	Mandatory Redeemable Preferred Shares
On October 15, 2019, the Fund issued 10-year mandatory redeemable preferred shares (the “MRPS”). The Fund authorized and issued 2.0 million MRPS with a total liquidation value of $50.0 million. The final redemption date of the MRPS is October 31, 2029. The Fund makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.81%. The mandatory redemption feature results in the MRPS being treated as debt of the Fund under GAAP. Consequently, the liquidation preference of the MRPS are recorded as a liability on the Statement of Assets and Liabilities, net of deferred offering costs. The estimated fair value of the MRPS is $46.4 million as of April 30, 2025. This fair value is based on Level 2 inputs under the fair value hierarchy.
Offering costs incurred in connection with the issuance of the MRPS have been recorded, and are being deferred and amortized through the final redemption date of the MRPS. The amortization of these costs is included in preferred shares interest expense in the Statement of Operations.
Global Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Economic and Market Conditions — The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, the conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Fund’s operations and performance and the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk — The price of the Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which may increase the risk of loss.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk — Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the net asset value and market price of the Fund’s shares and the Fund’s investment return will likely be more volatile.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Fund will fluctuate, which means that shareholders could lose money.

Credit Risk Contract [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Fund could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.
Prepayment And Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower than market rates of interest, which could hurt the Fund’s yield or share price.

High Yield Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates (the currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged) or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price and a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

State Street Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	State Street Credit Facility
Long Term Debt, Principal	$ 160.0
Long Term Debt, Structuring [Text Block]
In October 2019, the Fund entered into a credit agreement (the “State Street Credit Facility”) with State Street Bank and Trust Company (“State Street”). The State Street Credit Facility provides for loans to be made in U.S. dollars and certain foreign currencies to an aggregate amount of $160.0 million, with an “accordion” feature that allowed the Fund, under certain circumstances, to increase the size of the facility to a maximum of $225.0 million. On February 7, 2025, the State Street Credit Facility was amended to increase the size of the facility to $250.0 million. The Fund may reduce or terminate the commitments under the State Street Credit Facility with three business days’ notice. State Street is required to provide the Fund with 270 days’ notice prior to terminating the State Street Credit Facility.
The State Street Credit Facility bears interest on the Secured Overnight Financing Rate and a spread of 0.75% or 0.85%, increasing to 1.00% beginning February 7, 2025. An additional spread adjustment of 0.12%-0.33% is applied to borrowings denominated in the British pound. The Fund also pays a commitment fee on any unused commitment amounts between 0.15% and 0.25%, depending on utilization levels. The State Street Credit Facility contains certain covenants that require the maintenance of ratios throughout the borrowing period. As of April 30, 2025, the Fund was in compliance with the terms of the State Street Credit Facility. The carrying value of the State Street Credit Facility approximates fair value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the Fund’s credit facility for the six months ended April 30, 2025 were as follows (in thousands):

Stated interest expense	$3,502
Unused commitment fees	48
Amortization of deferred financing costs	5
Total interest expense	$3,555
Weighted average interest rate	4.48%
Average borrowings	$157,646